Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	$ 17,928.4	$ 16,806.4	$ 12,105.5
Recognized in Profit or loss	7,660.7	1,176.2	4,514.6
Recognized in Other Comprehensive Income	422.7	(21.0)	159.5
Effect of Exchange Rate Changes	(53.6)	(33.2)	26.8
Balance, End of Year	25,958.2	17,928.4	16,806.4
Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(344.4)	(233.3)	(302.2)
Recognized in Profit or loss	(1,385.5)	(111.1)	32.7
Recognized in Other Comprehensive Income			36.2
Balance, End of Year	(1,729.9)	(344.4)	(233.3)
Depreciation [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	13,547.2	11,839.2	8,401.3
Recognized in Profit or loss	5,824.0	1,727.8	3,430.4
Effect of Exchange Rate Changes	(16.8)	(19.8)	7.5
Balance, End of Year	19,354.4	13,547.2	11,839.2
Refund liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	2,150.4	2,594.0	1,637.7
Recognized in Profit or loss	1,606.1	(443.2)	955.0
Effect of Exchange Rate Changes	(1.4)	(0.4)	1.3
Balance, End of Year	3,755.1	2,150.4	2,594.0
Net defined benefit liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,016.3	1,084.9	975.3
Recognized in Profit or loss	(96.3)	(38.2)	6.3
Recognized in Other Comprehensive Income	422.1	(30.4)	103.3
Balance, End of Year	1,342.1	1,016.3	1,084.9
Unrealized loss on inventories [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	469.4	751.0	629.5
Recognized in Profit or loss	391.1	(280.8)	120.5
Effect of Exchange Rate Changes	(2.0)	(0.8)	1.0
Balance, End of Year	858.5	469.4	751.0
Deferred compensation cost [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	323.1	271.7	266.5
Recognized in Profit or loss	27.4	59.4	(4.7)
Effect of Exchange Rate Changes	(20.2)	(8.0)	9.9
Balance, End of Year	330.3	323.1	271.7
Investments in equity instruments at FVTOCI [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	65.7	56.2
Recognized in Profit or loss		0.1
Recognized in Other Comprehensive Income	0.6	9.4	56.2
Balance, End of Year	66.3	65.7	56.2
Investments in equity instruments at FVTOCI [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year			(95.4)
Recognized in Other Comprehensive Income			95.4
Others [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	356.3	209.4	195.2
Recognized in Profit or loss	(91.6)	151.1	7.1
Effect of Exchange Rate Changes	(13.2)	(4.2)	7.1
Balance, End of Year	251.5	356.3	209.4
Others [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(10.8)	(171.6)	(37.3)
Recognized in Profit or loss	(852.6)	160.8	(75.1)
Recognized in Other Comprehensive Income			(59.2)
Balance, End of Year	(863.4)	(10.8)	(171.6)
Unrealized exchange gains [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(333.6)	(61.7)	(169.5)
Recognized in Profit or loss	(532.9)	(271.9)	107.8
Balance, End of Year	$ (866.5)	$ (333.6)	$ (61.7)